Segment Information (Tables)	12 Months Ended
Dec. 31, 2025
Segment Information[Abstract]
Schedule of Revenues by Geographic Area

Revenues by geographic area are as follows:

	December 31, 2025	December 31, 2024
	US$	US$
Canada	2,412,835	2,061,215
New Zealand	1,000,227	1,228,647
Total	3,413,062	3,289,862

Assets Information

	December 31, 2025	December 31, 2024
	US$	US$
Canada	7,961,265	5,604,664
Hong Kong	2,325,201	—
Total	10,286,466	5,604,664